Pension And Other Postretirement Benefits (Schedule Of Net Periodic Benefit Cost And Weighted Average Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service costs (credits)			$ (2)	[1]
Discount rate	5.00%	5.75%
Expected return on plan assets	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	17,725	16,932	15,390
Interest cost	37,276	35,614	34,527
Expected return on plan assets	(40,114)	(36,538)	(35,221)
Amortization of prior service costs (credits)			(2)	[1]
Amortization of net actuarial loss	14,348	10,478	4,253
Net periodic benefit cost	29,235	26,486	18,947
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	217	372	195
Interest cost	1,766	2,045	2,065
Amortization of prior service costs (credits)
Amortization of net actuarial loss	631	1,155	909
Net periodic benefit cost	2,614	3,572	3,169
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	858	856	729
Interest cost	2,631	2,491	2,370
Expected return on plan assets	(2,379)	(2,093)	(1,603)
Amortization of prior service costs (credits)
Amortization of transition obligation	867	867	867
Amortization of net actuarial loss	590	489	434
Net periodic benefit cost	2,567	2,610	$ 2,797
Net Benefit Cost [Member] | Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%
Net Benefit Cost [Member] | SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%
Net Benefit Cost [Member] | PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	6.00%	6.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.75%

[1]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.